Debt and Interest Expense (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instruments [Abstract]
Debt Outstanding and Debt Activity Tables
The following table presents the Partnership’s outstanding debt as of December 31, 2015 and 2014:

	December 31, 2015			December 31, 2014
thousands	Principal	Carrying Value	Fair Value (1)	Principal	Carrying Value	Fair Value (1)
2021 Notes	$500,000	$496,285	$513,645	$500,000	$495,714	$549,530
2022 Notes	670,000	672,572	595,744	670,000	672,930	681,942
2018 Notes	350,000	350,348	339,293	350,000	350,474	352,162
2044 Notes	400,000	393,923	321,499	400,000	393,836	417,619
2025 Notes	500,000	494,229	422,285	—	—	—
RCF	300,000	300,000	300,000	510,000	510,000	510,000
Total long-term debt	$2,720,000	$2,707,357	$2,492,466	$2,430,000	$2,422,954	$2,511,253

(1)	Fair value is measured using the market approach and Level 2 inputs.

12.  DEBT AND INTEREST EXPENSE (CONTINUED)

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2015 and 2014:

thousands	Carrying Value
Balance at December 31, 2013	$1,418,169
RCF borrowings	1,160,000
Issuance of 2044 Notes	400,000
Issuance of 2018 Notes	100,000
Repayments of RCF borrowings	(650,000)
Other	(5,215)
Balance at December 31, 2014	$2,422,954
RCF borrowings	400,000
Issuance of 2025 Notes	500,000
Repayments of RCF borrowings	(610,000)
Other	(5,597)
Balance at December 31, 2015	$2,707,357

Interest Expense Table
The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2015	2014	2013
Third parties
Long-term debt	$102,058	$81,495	$59,293
Amortization of debt issuance costs and commitment fees	5,734	5,103	4,449
Capitalized interest	(8,318)	(9,832)	(11,945)
Total interest expense – third parties	99,474	76,766	51,797
Affiliates
Deferred purchase price obligation – Anadarko (1)	14,398	—	—
Total interest expense – affiliates	14,398	—	—
Interest expense	$113,872	$76,766	$51,797

(1)	See Note 2 for a discussion of the accretion and net present value of the Deferred purchase price obligation - Anadarko.